united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019
Principal		Interest Rate	Maturity Date	Value
	SHORT-TERM INVESTMENT - 65.1%
	UNITED STATES TREASURY BILL - 65.1%
$7,200,000	United States Treasury Bill	0.00%	9/5/2019	$7,186,063
	TOTAL SHORT-TERM INVESTMENT (Cost - $7,184,040)

	TOTAL INVESTMENTS - 65.1% (Cost - $7,184,040)			$7,186,063
	OTHER ASSETS IN EXCESS OF LIABILITIES - 34.9%			3,850,001
	NET ASSETS - 100.0%			$11,036,064

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
July 31, 2019
Number of Long Contracts ^	Description	Expiration	Underlying Face/Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
6	Amsterdam Index	Aug-19	682,584	$(1,601)
13	British Pound +	Sep-19	990,275	(20,816)
15	CAC 40 10 Euro Index	Aug-19	827,775	(15,183)
37	Canada 10-Year Bond +	Sep-19	5,265,470	(11,371)
26	Canola +	Nov-19	230,620	(3,640)
5	Cattle Feeder +	Oct-19	356,375	300
5	Cocoa +	Sep-19	91,250	(1,545)
10	DJIA Mini E-CBOT	Sep-19	1,342,750	7,210
3	Dolllar Index +	Sep-19	294,774	1,814
2	E-Mini Russell Index	Sep-19	157,670	(2,055)
13	Euro STOXX 50	Sep-19	450,060	178
12	Euro-Bobl +	Sep-19	1,620,000	5,970
6	Euro-BTP +	Sep-19	838,860	47,327
7	Euro-Bund +	Sep-19	1,225,490	10,520
2	Euro-Buxl +	Sep-19	417,960	25,738
1	Euro-OAT +	Sep-19	167,230	5,622
163	Euro-Schatz +	Sep-19	18,308,975	36,152
6	FTSE 100 Index	Sep-19	452,130	5,416
8	FTSE China A50 Index	Aug-19	109,000	(413)
7	FTSE/MIB Index	Sep-19	748,370	(934)
8	Gasoline +	Jan-20	20,436,000	1,369
1	Gold +	Apr-20	4,980,000	1,320
18	Gold 100 oz +	Dec-19	2,588,040	7,430
4	Hang Seng Index	Aug-19	5,551,400	(16,411)
24	HSCEI	Aug-19	12,812,400	(29,918)
2	IBEX 35 Index	Aug-19	179,580	(10,230)
2	ICE ECX Emissions +	Dec-19	55,960	650
3	Japanese 10-Year Bond +	Sep-19	461,400,000	2,212
3	Kerosene +	Jan-20	8,917,500	1,035
3	Live Cattle +	Dec-19	134,670	(3,190)
1	LME Copper +	Sep-19	148,044	(3,031)
5	LME Lead +	Sep-19	251,125	10,381
2	LME Nickel +	Sep-19	174,084	26,325
6	LME Primary Aluminum +	Sep-19	268,538	(1,888)
8	Long Gilt +	Sep-19	1,062,640	17,736
2	Lumber +	Sep-19	75,658	(5,522)
1	Maize +	Nov-19	8,725	(278)
22	Mexican Peso +	Sep-19	570,460	(3,885)
21	Mill Wheat +	Sep-19	183,488	(8,888)
17	MSCI Singapore Index	Aug-19	636,905	(5,084)
34	MSCI Taiwan Index	Aug-19	1,354,220	(3,490)
19	NASDAQ 100 E-mini Index	Sep-19	2,989,365	(41,095)
7	Nikkei 225 Index (SGX)	Sep-19	15,085,000	1,301
10	OMXS30 Index	Aug-19	1,599,500	(2,123)
3	Palladium +	Sep-19	457,320	17,390
4	Platinum +	Apr-20	6,134,000	1,373
4	Platinum +	Oct-19	175,780	8,705
2	Rapeseed +	Nov-19	37,575	(418)
1	Rough Rice (CBOT) +	Sep-19	23,890	(730)
4	S&P 500 E-Mini Index	Sep-19	596,460	(4,940)
2	S&P Mid 400 Emini	Sep-19	393,620	2,680
10	S&P/TSX 60 Index	Sep-19	1,957,000	(7,163)
6	Silver +	Sep-19	492,150	12,575
25	Soybean Oil +	Dec-19	423,450	(9,234)
5	SPI 200 Index	Sep-19	844,000	10,773
3	Swiss Federal Bond +	Sep-19	497,010	6,236
1	U.S. 10-Year Note (CBT) +	Sep-19	127,422	453
28	VSTOXX Index	Aug-19	39,340	64
4	Wheat (CBT) +	Dec-19	98,650	(5,212)
1	WTI Crude Oil +	Sep-19	58,580	200
5	Yen Denom Nikkei	Sep-19	53,425,000	(2,655)
			Net Unrealized Appreciation from Long Futures Contracts	$53,512

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
July 31, 2019
Number of Short Contracts ^	Description	Expiration	Underlying Face/Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
(17)	Australian 3-Year Bond +	Sep-19	1,686,740	$(5,513)
(4)	Australian 10-Year Bond +	Sep-19	395,240	(5,944)
(24)	Australian Dollar +	Sep-19	1,644,240	29,350
(2)	Brent Crude +	Nov-19	129,100	(2,950)
(2)	Brent Crude +	Oct-19	130,100	(3,720)
(16)	Canadian Dollar +	Sep-19	1,213,680	1,020
(12)	CBOE VIX Index	Aug-19	192,900	(10,700)
(6)	CHF Currency +	Sep-19	758,100	6,638
(9)	Cocoa +	Sep-19	211,050	12,750
(10)	Copper +	Sep-19	666,500	1,900
(2)	Corn +	Dec-19	41,000	4,150
(9)	Cotton No. 2 +	Dec-19	287,280	10,415
(5)	Crude Palm Oil +	Oct-19	258,750	(2,842)
(15)	Euro FX +	Sep-19	2,086,406	27,038
(1)	Euro/GB Currency +	Sep-19	114,125	(2,804)
(3)	FCOJ-A +	Sep-19	46,553	(128)
(4)	FTSE/JSE TOP 40	Sep-19	2,026,840	2,981
(1)	Gasoline RBOB +	Sep-19	78,238	(2,482)
(1)	Gold +	Jun-20	4,979,000	(377)
(6)	KC HRW Wheat +	Sep-19	126,825	5,975
(5)	KOSPI 200 Index	Sep-19	333,562,500	6,415
(1)	Lean Hogs +	Oct-19	28,400	4,140
(2)	Live Cattle +	Oct-19	86,120	1,420
(5)	LME Copper +	Sep-19	740,219	25,913
(3)	LME Lead +	Sep-19	150,675	(1,394)
(3)	LME Nickel +	Sep-19	261,126	(44,154)
(11)	LME Primary Aluminum +	Sep-19	492,319	10,031
(1)	LME Zinc +	Sep-19	61,263	2,712
(2)	Low Sulfur Gas Oil +	Aug-19	120,350	(5,250)
(4)	Low Sulfur Gas Oil +	Sep-19	241,500	(5,775)
(28)	Natural Gas +	Sep-19	625,240	10,310
(4)	Natural Gas +	Nov-19	93,200	(2,020)
(1)	New Zealand Currency +	Sep-19	65,650	780
(7)	NY Harbor ULSD +	Sep-19	579,386	(16,325)
(2)	NY Harbor ULSD +	Oct-19	166,085	(4,532)
(2)	OAT+	Dec-19	26,375	587
(12)	Platinum +	Jun-20	18,384,000	(8,156)
(6)	Red Wheat +	Sep-19	155,850	4,775
(4)	Robusta Coffee +	Sep-19	53,520	2,890
(14)	Rubber +	Dec-19	12,460,000	6,200
(7)	SGX Nifty 50	Aug-19	155,694	90
(2)	Soybean +	Nov-19	88,150	1,663
(7)	Soybean Meal +	Dec-19	213,780	4,070
(23)	Sugar #11 +	Oct-19	314,530	(6,138)
(32)	U.S. 5-Year Note (CBT) +	Sep-19	3,761,750	719
(10)	White Sugar (ICE) +	Oct-19	162,000	875
(3)	WTI Crude Oil +	Sep-19	175,740	440
			Net Unrealized Appreciation from Short Futures Contracts	$55,043
			Net Unrealized Appreciation from Futures Contracts	$108,555

+ All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.
^ All collateral for open futures contracts consists of cash included as deposits with the broker.

BTP - Business Transaction Protocol
CAC - French Stock Market Index
CHF - Swiss Franc
CBT - Chicago Board of Trade
CBOE - Chicago Board Options Exchange
CBOT - Central Bank of Turkey
DJIA - Dow Jones Industrial Average
ECX - The European Climate Exchange
FCOJ - Frozen Concentrated Orange Juice
FTSE - Financial Times Stock Exchange
HSCEI - Hang Seng China Enterprises Index
IBEX - Spanish Stock Index
ICE - Intercontinental Exchange Inc.
JSE - Johannesburg Stock Exchange
KC HRW - Kansas City Hard Red Winter
KOSPI - Korea Composite Stock Price Index
LME - London Metal Exchange
MIB - Milano Italian Borsa
MSCI - Morgan Stanley Capital International
OAT - Obligations Assimilables Du Tresor
OMXS - Stockholm Index
RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
S&P - Standard & Poor's
SGX - Stock Exchange of Singapore
SPI - Swiss Performance Index
STOXX - Stock Index of Eurozone Stocks
TSX - Toronto Stock Exchange
VIX - Volatility Index
VSTOXX - Volatility Derivatives on Eurex Exchange
WTI - West Texas Intermediate

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2019

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.   Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board").  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend, as needed, valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2019 for the Fund’s assets and liabilities measured at fair value:
Assets		Level 1	Level 2	Level 3	Total
Short-Term Investments		$7,186,063	$-	$-	$7,186,063
Futures Contracts*		108,555			108,555
	Total	$7,294,618	$-	$-	$7,294,618
* Includes cumulative unrealized gain on futures contracts open at July 31, 2019.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Superfund Managed Futures Strategy Fund ("Fund") with Superfund Managed Futures Strategy (Cayman) Fund Ltd. ("Superfund-CFC") – The Consolidated Portfolio of Investments includes the accounts of Superfund-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.

Superfund-CFC utilizes commodity based derivative products to facilitate the Fund's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund's Prospectus.

A summary of the net assets of the Superfund-CFC is as follows:
	Inception Date of CFC	CFC Net Assets at July 31, 2019	% of Fund Net Assets at July 31, 2019
Superfund-CFC	6/20/14	$1,829,908	16.58%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2019

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of July 31, 2019 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain (Loss)
Commodity contracts	$50,450
Equity contracts	(116,887)
Foreign exchange contracts	39,135
Interest rate contracts	135,857
Total	$108,555

The value of the derivative instruments outstanding as of July 31, 2019 as disclosed in the Consolidated Portfolio of Investments and the amount of unrealized gain/loss on derivative instruments as disclosed above serve as an indicator of the volume of derivative activity for the Fund.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at July 31, 2019, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
	$7,187,996	$2,023	$(3,956)	$(1,933)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/26/19

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 9/26/19